Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other payables [abstract]
Summary of Trade and Other Payables

At 31 March	2020	2019	2018
	£m	£m	£m
Current
Trade payables	3,889	4,141	3,991
Other taxation and social security	562	564	704
Other payables	498	387	456
Accrued expenses	545	630	492
Deferred income[a]	300	68	1,525
	5,794	5,790	7,168

At 31 March	2020	2019	2018
	£m	£m	£m
Non-current
Other payables[b]	18	873	871
Deferred income[a]	736	606	455
	754	1,479	1,326

[a]
Deferred income recognised at 31 March 2020 includes connection fee income recognised on transition to IFRS 16 on 1 April 2019, see note 1. The amount recognised at 31 March 2018 was substantially reclassified to contract liabilities on adoption of IFRS 15 on 1 April 2018. Deferred income includes £94m (2018/19: £51m, 2017/18: £132m) current and £525m (2018/19: £586m, 2017/18: £404m) non-current liabilities relating to the Building Digital UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b]
Other payables recognised in prior years included accruals for rent inflation associated with operating leases. These were reclassified to right-of-use assets on transition to IFRS 16 on 1 April 2019, see note 1.